Derivative Contracts - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Mar. 31, 2020
Foreign exchange contracts | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	$ 1,545.7	$ 1,402.3
Foreign exchange contracts | Not Designated as Hedging Instrument | Derivative At Fair Value
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	759.8	803.1
Foreign exchange contracts | Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	785.9	599.2
Foreign exchange contracts | Designated as Hedging Instrument | Derivative At Fair Value
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	0.0	90.6
Foreign exchange contracts | Designated as Hedging Instrument | Liabilities Under Derivative Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	143.1	0.0
Foreign exchange contracts | Net change from current period hedged transactions | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	(6.2)	0.3
Foreign exchange contracts | General, administrative and corporate expenses | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	(5.7)	(3.2)
Foreign exchange contracts | Gain (loss) on derivative instruments | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) to net income from derivative instruments	(35.9)	16.0
Interest rate swap | Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange				$ 1,250.0	$ 3,138.0
Interest rate swap | Gain (loss) on derivative instruments | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) to net income from derivative instruments	$ 0.0	$ (81.1)	$ (130.2)